Nasdaq
805 King Farm Blvd.
Rockville, MD 20850 / USA
Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

CENTNAS
001-36469

By Electronic Mail

July 28, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 27, 2015 The Nasdaq Stock Market (the "Exchange") received from Vapor Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Units, each consisting of (i) one-fourth of a share of Series A Convertible Preferred Stock, par value $0.001 per share, which is convertible into 10 shares of common stock, $0.001 per share, and (ii) 20 Series A Warrants to purchase one share of common stock

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery